Loans, borrowings and bank overdrafts - Summary of Current and Non-Current Borrowings (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Non-current
Unsecured Notes 2026	[1]	₨ 62,300		₨ 61,272
Total		62,300	$ 748	61,272
Current
Borrowings from banks		79,164		88,745
Bank overdrafts		2		19	₨ 3
Loans from institutions other than banks		0		57
Current borrowings and current portion of non-current borrowings		79,166	$ 950	88,821
Borrowings	[2]	₨ 141,466		₨ 150,093

[1]	On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued US$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).
[2]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.